Interim Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Profit or loss [abstract]
Interest income calculated using effective interest rate method	$ 9,178	$ 6,606	$ 22,907	$ 20,031